Incentive Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Incentive Plans
Note 11 — Incentive Plans
Prior to the separation, our employees participated in the Murphy Oil 2007 Long-Term Incentive Plan (the “2007 Plan”) and the Murphy Oil 2012 Long-Term Incentive Plan (the “2012 Plan”) and received Murphy Oil restricted stock awards and options to purchase shares of Murphy Oil common stock. While participating in these two plans, costs resulting from share-based payment transactions were allocated and recognized as an expense in the financial statements using a fair value-based measurement method over the periods that the awards vested. Certain employees of the Company have received annual grants in the form of Murphy Oil stock options, restricted stock units and other forms of share-based payments prior to the separation. Accordingly, the Company has accounted for expense for these plans in accordance with SAB Topic 1-B for periods prior to the separation.

2013 Long-Term Incentive Plan
Effective August 30, 2013, certain of our employees began to participate in the Murphy USA 2013 Long-Term Incentive Plan, which was subsequently amended and restated effective as of February 12, 2014 (the “MUSA 2013 Plan”). The MUSA 2013 Plan authorizes the Executive Compensation Committee of our Board of Directors (“the Committee”) to grant non-qualified or incentive stock options, stock appreciation rights, stock awards (including restricted stock and restricted stock unit awards), cash awards, and performance awards to our employees. Prior to the amendment and restatement of the MUSA 2013 Plan on February 12, 2014,  10 million shares of MUSA common stock were authorized to be delivered under the MUSA 2013 Plan over the life of the plan.  Pursuant to the amendment and restatement of the plan effective as of February 12, 2014, this was reduced to 5.5 million shares of common stock.  No more than 1 million shares of common stock may be awarded to any one employee, subject to adjustment for changes in capitalization. The maximum cash amount payable pursuant to any “performance-based” award to any participant in any calendar year is $5 million.
In connection with the separation, stock compensation awards granted under the 2007 Plan and the 2012 Plan by Murphy Oil (pre-separation awards) were adjusted or substituted as follows:

•	Vested stock options were equitably adjusted so that the grantee holds more options to purchase Murphy Oil common stock at a lower strike price.

•	Unvested stock options and stock appreciation rights held by MUSA employees were replaced with substitute awards of options to purchase shares of MUSA common stock.

•
Unvested restricted stock units will be replaced with adjusted, substitute awards for restricted stock units of MUSA common stock. The new awards of restricted stock are intended to generally preserve the intrinsic value of the original award determined as of the separation and distribution date.

•
Vesting periods of awards were unaffected by the adjustment and substitution, except that for vested Murphy Oil stock options the MUSA employees have until the earlier of two years from the date of the separation or the stated expiration date of the option to exercise the award.

Awards granted in connection with the adjustment and substitution of awards originally issued under the 2007 Plan and the 2012 Plan are a part of the MUSA 2013 Plan and reduce the maximum number of shares of common stock available for delivery under the MUSA 2013 Plan. During the period from August 30 to December 31, 2014, the Company granted a total of 1,276,548 awards from the MUSA 2013 Plan which leaves 4,280,895 remaining shares to be granted in future years (after consideration of the amendments made to the MUSA 2013 Plan in February 2014 by the Board of Directors).

2013 Stock Plan for Non-employee Directors

Effective August 8, 2013, Murphy USA adopted the 2013 Murphy USA Stock Plan for Non-employee Directors (the “Directors Plan”).  The directors for Murphy USA are compensated with a mixture of cash payments and equity-based awards.  Awards under the Directors Plan may be in the form of restricted stock, restricted stock units, stock options, or a combination thereof.  An aggregate of 500,000 shares of common stock shall be available for issuance of grants under the Directors Plan.  Since 2013, 50,850 time-based restricted stock units have been granted under the terms of the Directors Plan which leaves 449,150 shares available to be granted in the future.
Amounts recognized in the financial statements by the Company with respect to all share-based plans are shown in the following table.  All expense prior to August 30, 2013 was incurred under the 2007 Plan and the 2012 Plan while all amounts after August 30, 2013 were incurred in the MUSA 2013 Plan and the Directors Plan.

	December 31,
(Thousands of dollars)	2014	2013	2012
Compensation charged against income before income tax benefit	$10,435	9,391	8,416
Related income tax benefit recognized in income	3,652	3,287	2,946

As of December 31, 2014, there was $13,471,000 in compensation costs to be expensed over approximately the next 2.7 years related to unvested share-based compensation arrangements granted by the Company or its predecessor.  Total income tax benefits realized by Murphy Oil from tax deductions related to stock option exercises under share-based payment arrangements previously issued by Murphy Oil Corporation were $0,  $625,000, and $1,851,000 for the years ended December 31, 2014, 2013 and 2012, respectively.  Cash received from options exercised under all share-based payment arrangements for the years ended December 31, 2014, 2013 and 2012 was $581,000,  $0 and $0 as no awards had vested prior to February 2014.  Total income tax benefits realized from tax deductions related to stock option exercises under share-based payment arrangements were $470,000 for the year ended December 31, 2014.
STOCK OPTIONS – The Committee fixes the option price of each option granted at no less than fair market value (FMV) on the date of the grant and fixes the option term at no more than seven years from such date. Each option granted through December 31, 2013 under the MUSA 2013 Plan was nonqualified and was issued to replace awards of Murphy Oil that were previously granted to employees of the Company prior to the separation from Murphy Oil.  The remaining term of each option granted mirrored the remaining term of the original award that it replaced and the exercise price was adjusted based on the terms of the Employee Matters Agreement entered into between the Company and Murphy Oil in connection with the separation.   Post separation in 2013, the only awards issued were to replace the unvested awards of Murphy Oil that were forfeited in conjunction with the separation.  Therefore, the accounting for those awards was a continuation of the Murphy Oil fair value that was previously calculated using the Black-Scholes pricing model and used the following original assumptions to calculate the fair value used for expense purposes.  Following are the assumptions used originally by Murphy Oil to value the original awards.

Years Ended December 31,
2012 and 2011
Fair value per option grant	12.37 - 20.34
Assumptions
Dividend yield	1.80% - 2.27%
Expected volatility	37.00% - 39.62%
Risk-free interest rate	0.55% - 2.10%
Expected life	4.00 yrs. - 5.20 yrs.

As a result of the separation from Murphy Oil, the unvested Murphy Oil options were replaced with an appropriate number of Company options bearing an exercise price that was adjusted to preserve the intrinsic value near the date of the separation in connection with the terms of the Employee Matters Agreement.  The grant date fair values of the options replaced with MUSA 2013 Plan awards range from $32.53 to $40.25.  Because of these adjustments, no further Black-Scholes fair values were required to be calculated for the post separation period.  The adjustment and substitution of the stock compensation awards occurred in conjunction with the distribution of MUSA common stock to Murphy Oil stockholders. As a result, no grant, exercise, or cancellation activity occurred on MUSA stock compensation awards during the years ended December 31, 2012 or 2011. In February 2014, the Committee granted nonqualified stock options to certain employees of the Company.  Following are the assumptions used by the Company to value the original awards:

Year Ended December 31,
2014
Fair value per option grant	$11.44
Assumptions
Dividend yield	—
Expected volatility	31.7%
Risk-free interest rate	1.37%
Expected life	4.6 years

Changes in options outstanding for Company employees during the period from August 30, 2013 to December 31, 2014 are presented in the following table:

	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	—	$—
Granted at FMV	625,101	35.12
Exercised	—	—
Forfeited	(3,952)	33.92
Outstanding at December 31, 2013	621,149	35.13
Granted at FMV	127,400	39.46
Exercised	(74,766)	34.21
Forfeited	(13,148)	38.36
Outstanding at December 31, 2014	660,635	36

Exercisable at December 31, 2013	—	$—
Exercisable at December 31, 2014	88,445	34.54

Additional information about stock options outstanding at December 31, 2014 is shown below:

	Options Outstanding			Options Exercisable
Range of Exercise Prices per Option	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value
$32.53 to $37.06	386,119	4.7	$13,634,984	49,228	4.1	$1,788,414
$37.07 to $39.45	39,217	3.1	1,246,599	39,217	3.1	1,246,599
$39.46 to $40.25	235,299	5.7	6,823,643	—	0	—
	660,635	5	$21,705,226	88,445	3.6	$3,035,013

RESTRICTED STOCK UNITS (MUSA 2013 Plan)– The Committee has granted time based restricted stock units (RSUs) as part of the replacement of previously unvested performance based RSUs, performance units, and time based RSU’s previously issued to employees of Murphy Oil prior to August 30, 2013.  In addition, certain other employees have also received grants of time based RSUs that will vest over various periods of time in the year ended December 31, 2014. In February and March 2014, the Committee granted time based restricted stock to certain employees.  These awards were granted under the MUSA 2013 Plan and vest in 3 years.

(Number of units)	Employee RSU's
Outstanding at December 31, 2012	—
Granted	352,522
Vested and issued	(509)
Forfeited	(4,915)
Outstanding at December 31, 2013	347,098
Granted	93,025
Vested and issued	(20,680)
Forfeited	(22,428)
Outstanding at December 31, 2014	397,015

PERFORMANCE-BASED RESTRICTED STOCK UNITS (MUSA 2013 Plan) – In February 2014, the Committee awarded performance-based restricted stock units (performance units) to certain employees.  Half of the performance units vest based on a 3-year return on average capital employed (ROACE) calculation and the other half vest based on a 3-year total shareholder return (TSR) calculation that compares MUSA to a group of 17 peer companies.  The portion of the awards that vest based on TSR qualify as a market condition and must be valued using a Monte Carlo valuation model.  For the TSR portion of the awards, the fair value was determined to be $43.41 per unit.  For the ROACE portion of the awards, the valuation was based on the grant date fair value of $39.46 per unit and the number of awards will be periodically assessed to determine the probability of vesting.

(Number of units)	Employee PSU's
Outstanding at December 31, 2013	—
Granted	78,500
Vested and issued	—
Forfeited	(6,500)
Outstanding at December 31, 2014	72,000

RESTRICTED STOCK UNITS (Directors Plan) – The Committee has also granted time based RSUs to the non-employee directors of the Company as part of their overall compensation package for being a member of the Board of Directors.  These awards typically vest at the end of three years.

(Number of units)	Director RSU's
Outstanding at December 31, 2012	—
Granted	28,413
Vested and issued	—
Forfeited	—
Outstanding at December 31, 2013	28,413
Granted	22,437
Vested and issued	—
Forfeited	—
Outstanding at December 31, 2014	50,850